Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	SILVERCREST ASSET MANAGEMENT GROUP INC.
Entity Central Index Key	0001549966
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A common stock, $0.01 par value per share
Trading Symbol	SAMG
Security Exchange Name	NASDAQ
Entity File Number	001-35733
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-5146560
Entity Address, Address Line One	1330 Avenue of the Americas
Entity Address, Address Line Two	38th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	649-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false